SHAREHOLDERS DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SHAREHOLDERS DEFICIT
NOTE 6 - SHAREHOLDERS' DEFICIT

Authorized shares

As of March 31, 2021 and December 31, 2020, the Company authorized two classes of stock; 500,000,000 shares of common stock at par value of $0.001 and 175,000,000 shares of Class A preferred stock at par value of $0.001.

Issued and outstanding shares

There are 340,268,500 common shares issued and outstanding as of March 31, 2021 and December 2020.

Preferred Stock

Authorized shares

The Company was authorized to issue 175,000,000 shares of Class A preferred stock at par value of $0.001. Any class of preferred stock may have preferential voting rights, liquidation rights or other rights with respect to the class of common stock. These preferential rights may have anti-takeover effects and may also result in the dilution of the common stockholders; equity interest and earnings per share.

Issued and outstanding shares

As of December 31, 2020 and 2019, no Class A preferred stock was issued and outstanding.

Common Stock

Authorized shares

The Company was authorized to issue 500,000,000 shares of common stock at par value of $0.001.

Issued and outstanding shares

On October 23, 2020, the Company issued 19,400,000 shares of common stock at $0.21 per share under the Plan to compensate certain consultants and service providers in rendering the services to the Company in the amount of $4,074,000 and charged to the operations.

As of December 31, 2020, 340,268,500 common shares issued and outstanding.

Stock Option Plan

On October 19, 2020, the Company approved the 2020 Stock Incentive Plan (the “Plan”) and authorized the director to issue the maximum shares of common stock of 20,000,000 shares at a price of $0.21 per share under the Plan.

On October 23, 2020, the Company issued 19,400,000 shares of common stock at $0.21 per share under the Plan to compensate certain consultants and service providers in rendering the services to the Company.

As of December 31, 2020, 600,000 shares are not issued under the Plan.